Debt and Other Financing Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	3 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 23, 2013	Mar. 31, 2013 Center	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Center	Dec. 31, 2011	Dec. 31, 2010	Nov. 20, 2012 6.375% Senior Notes Due 2022 [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member] Cyrus One Lp and Cyrus One Finance Corp [Member]	Dec. 31, 2012 6.375% Senior Notes Due 2022 [Member] Cyrus One Lp and Cyrus One Finance Corp [Member]	Nov. 20, 2012 6.375% Senior Notes Due 2022 [Member] Semi Annual Payment First Payment [Member]	Nov. 20, 2012 6.375% Senior Notes Due 2022 [Member] Semi Annual Payment Second Payment [Member]	Jan. 23, 2013 6.375% Senior Notes [Member]	Mar. 31, 2013 6.375% Senior Notes [Member]	Mar. 31, 2012 6.375% Senior Notes [Member]	Nov. 20, 2012 Related Party Note Due on Demand [Member]	Dec. 31, 2012 Related Party Note Due on Demand [Member]	Dec. 31, 2011 Related Party Note Due on Demand [Member]	Dec. 31, 2010 Related Party Note Due on Demand [Member]	Dec. 31, 2010 Related Party Note Due 2018 [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Nov. 20, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Letter of Credit [Member]	Nov. 20, 2012 Letter of Credit [Member]	Mar. 31, 2013 Swing Line Loans [Member]	Nov. 20, 2012 Swing Line Loans [Member]	Mar. 31, 2013 Base Rate Borrowings [Member]	Nov. 20, 2012 Base Rate Borrowings [Member]	Mar. 31, 2013 LIBOR Borrowings [Member]	Nov. 20, 2012 LIBOR Borrowings [Member]
Debt Instrument [Line Items]
Credit agreement amount																								$ 225		$ 225	$ 50	$ 50	$ 30	$ 30
Maturity date of credit agreement			Nov. 20, 2017		Nov. 20, 2017
Outstanding borrowings on revolving credit agreement																								0	0
Net leverage ratio																															2.50%	2.50%	3.50%	3.50%
Shareholders cash dividends in an amount not to exceed																						95.00%	95.00%
Commitment fees			0.50%		0.50%
Operate center facilities recognized as capital leases		6			6
Interest expense on capital lease obligations	0.3	1.5		1.8	7.4	5.4	4.3
Issuing a note payable		525.0	525.0					525.0	525.0
Notes, interest rate								6.375%	6.375%												7.25%
Interest expense on senior notes														2.1	6.3	0
Maturity date senior notes										Nov. 15, 2022	Nov. 15, 2022
Percentage of redemption price										100.00%	100.00%
Percentage of senior notes declining redemption										103.188%	103.188%
Date on senior notes declining redemption										Nov. 15, 2017	Nov. 15, 2017
Percentage of senior notes declining redemption										102.125%	102.125%
Date on senior notes declining redemption										Nov. 15, 2018	Nov. 15, 2018
Percentage of senior notes declining redemption										101.063%	101.063%
Date on senior notes declining redemption										Nov. 15, 2019	Nov. 15, 2019
Percentage of senior notes declining redemption										100.00%	100.00%
Date on senior notes declining redemption										Nov. 15, 2020	Nov. 15, 2020
Date on senior notes declining redemption										Nov. 15, 2015	Nov. 15, 2015
Percentage of Redemption of the aggregate principal										35.00%	35.00%
Percentage of equity offering on principal amount										106.375%	106.375%
Percentage of Redemption of the least aggregate principal										65.00%	65.00%
Number of Redemption occurs										90 days	90 days
Deferred financing costs		16.5	16.5		16.9	0
Amortization of deferred financing costs	0.1	0.5		0	0.3	0	0
Total unencumbered assets			150.00%		150.00%
Shareholders cash dividends in amount not to exceed			95.00%		95.00%
Repayment of related party debt																	80.0
Date of related party debt repayment																	Nov. 20, 2012
Average short-term borrowing rate																		5.00%	5.00%	4.20%
Issuing of note payable							400.0														400.0
Interest payment dates												--05-15	--11-15
First interest payment date								May 15, 2013
Registered older date for interest payments												--05-01	--11-01
Loss on extinguishment of debt						$ 1.4